Debt Financings (Details 4) (USD $)				1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt	Dec. 31, 2011 Unsecured Debt Notes issued on May 24, 2011 and December 22, 2011	Dec. 31, 2011 Unsecured Debt 8.625% notes due 2022	Dec. 22, 2011 Unsecured Debt 8.625% notes due 2022	May 31, 2011 Unsecured Debt 5.75% notes due 2016	May 24, 2011 Unsecured Debt 5.75% notes due 2016	May 31, 2011 Unsecured Debt 6.25% notes due 2019	May 24, 2011 Unsecured Debt 6.25% notes due 2019	Dec. 31, 2010 Unsecured Debt 8.25% notes due 2020	Dec. 07, 2010 Unsecured Debt 8.25% notes due 2020	Aug. 31, 2010 Unsecured Debt 8.875% notes due 2017	Aug. 20, 2010 Unsecured Debt 8.875% notes due 2017	Dec. 31, 2011 Unsecured Debt Public bonds and medium-term notes	Aug. 31, 2011 Unsecured Debt Euro Medium-Term Note Programme	Sep. 30, 2011 Unsecured Debt Euro Medium-Term Note Programme	Apr. 30, 2011 Unsecured Debt Other Senior Notes	Jan. 31, 2011 Unsecured Debt Other Senior Notes	Mar. 31, 2010 Unsecured Debt 8.625% senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% senior notes due March 15, 2017
Debt financings
Issuance of debt							$ 650,000,000		$ 1,000,000,000		$ 1,250,000,000		$ 1,000,000,000		$ 500,000,000							$ 1,250,000,000		$ 1,500,000,000
Interest rate on debt (as a percent)								8.625%		5.75%		6.25%		8.25%		8.875%							8.625%		8.75%
Loan outstanding	24,247,977,000	24,384,272,000	27,554,100,000														6,500,000,000
Interest rate on debt, minimum (as a percent)																	0.75%
Interest rate on debt, maximum (as a percent)																	7.50%
Net proceeds from the sale of notes						2,870,000,000
Principal amount of previously issued notes that were repurchased					1,670,000,000
Repayment of debt				1,750,000,000														1,200,000,000
Losses recognized in connection with cancellation of notes				61,100,000
Principal amount of notes that were terminated																			7,000,000,000
Hedging of interest rate, low end of range (as a percent)																		5.355%
Hedging of interest rate, high end of range (as a percent)																		5.367%
Increase in annual interest rate (as a percent)																				0.0025	0.0025
Period during which annual interest rate increased beginning January 26, 2011 (in days)																					90 days
Foreign currency adjustment related to foreign currency denominated notes
Foreign currency adjustment related to foreign currency denominated debt at the begning of period			165,400,000
Foreign currency period adjustment of non-US$ denominated debt		104,800,000
Repayment of debt principal from cash receipts under derivative contracts at the maturity of the debt and the derivative contract		(270,200,000)
Foreign currency adjustment related to foreign currency denominated debt at the end of period			$ 165,400,000